UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08266

Exact name of registrant as specified in charter:	The India Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.	Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
INDIA - 99.4%
AUTO COMPONENTS - 4.6%
112,401	Bosch Ltd.(a)	$35,462,212

AUTOMOBILES - 3.9%
665,823	Hero MotoCorp Ltd.(a)	29,554,504

BANKS - 11.6%
1,400,000	HDFC Bank Ltd.(a)	22,706,438
11,914,000	ICICI Bank Ltd.(a)	42,484,224
2,280,000	Kotak Mahindra Bank Ltd.(a)	23,508,776

		88,699,438

CHEMICALS - 3.0%
1,735,880	Asian Paints Ltd.(a)	22,853,759

CONSTRUCTION MATERIALS - 13.5%
592,000	ACC Ltd.(a)	12,314,340
10,301,000	Ambuja Cements Ltd.(a)	36,231,326
250,085	Grasim Industries Ltd.(a)	14,490,270
818,000	UltraTech Cement Ltd.(a)	39,965,307

		103,001,243

ELECTRIC UTILITIES - 0.9%
6,650,920	Tata Power Co. Ltd.(a)	6,518,729

ELECTRICAL EQUIPMENT - 1.3%
499,224	ABB India Ltd.(a)	9,649,544

FOOD PRODUCTS - 3.3%
296,810	Nestle India Ltd.(a)	25,541,027

HOUSEHOLD PRODUCTS - 4.5%
2,600,000	Hindustan Unilever Ltd.(a)	34,252,206

INFORMATION TECHNOLOGY SERVICES - 18.7%
3,540,000	Infosys Ltd.(a)	65,132,636
2,030,000	MphasiS Ltd.(a)	15,075,564
1,625,056	Tata Consultancy Services Ltd.(a)	62,079,981

		142,288,181

MACHINERY - 0.8%
240,430	Cummins India Ltd.(a)	3,072,670
237,758	Thermax Ltd.(a)	2,707,883

		5,780,553

PERSONAL PRODUCTS - 4.7%
233,000	Emami Ltd.(a)	3,270,170
1,548,240	Godrej Consumer Products Ltd.(a)	32,301,651

		35,571,821

PHARMACEUTICALS - 10.3%
194,107	GlaxoSmithKline Pharmaceuticals Ltd.(a)	11,166,480
935,000	Lupin Ltd.(a)	20,899,873
1,081,000	Piramal Enterprises Ltd.	16,975,891
260,000	Sanofi India Ltd.(a)	15,701,177
1,121,000	Sun Pharmaceutical Industries Ltd.(a)	13,979,300

		78,722,721

See Notes to Portfolio of Investments.

The India Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
INDIA (continued)
ROAD & RAIL - 3.2%
1,292,000	Container Corp. of India(a)	$24,328,441

THRIFTS & MORTGAGE FINANCE - 7.7%
3,530,000	Housing Development Finance Corp. Ltd.(a)	58,980,059

TOBACCO - 5.1%
7,800,000	ITC Ltd.(a)	38,557,684

WIRELESS TELECOMMUNICATION SERVICES - 2.3%
2,100,000	Bharti Airtel Ltd.(a)	11,080,928
1,070,000	Bharti Infratel Ltd.(a)	6,333,666

		17,414,594

Total Common Stocks		757,176,716

Total Long-Term Investments - 99.4% (cost $396,702,448)		757,176,716

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT - 0.2%
$1,170,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 03/31/2016, due 04/01/2016 repurchase price $1,170,001, collateralized by a U.S. Treasury Note, maturing 01/31/2023; total market value of $1,196,225	1,170,000

Total Short-Term Investment - 0.2% (cost $1,170,000)		1,170,000

Total Investments - 99.6% (cost $397,872,448)(b)		758,346,716

Other Assets in Excess of Liabilities - 0.4%		3,311,541

Net Assets - 100.0%		$761,658,257

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited)

March 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment if the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 based on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

The India Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2016

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Long-Term Investments
Pharmaceuticals	$16,975,891	$61,746,830	$—	$78,722,721
Other	—	678,453,995	—	678,453,995
Short-Term Investment	—	1,170,000	—	1,170,000

Total	$16,975,891	$741,370,825	$—	$758,346,716

Amounts listed as “—” are $0 or round to $0.

The Fund held no Level 3 securities at March 31, 2016.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended March 31, 2016, a security issued by GlaxoSmithKline Pharmaceuticals Ltd., in the amount of $11,166,480, transferred from Level 1 to Level 2 because there was a valuation factor applied at March 31, 2016. For the period ended March 31, 2016, there were no significant changes to the fair valuation methodologies other than described above.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $1,170,000 as of March 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at March 31, 2016.

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$397,872,448	$367,074,837	$(6,600,569)	$360,474,268

The India Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The India Fund, Inc.;

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of The India Fund, Inc.

Date: May 26, 2016

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of The India Fund, Inc.

Date: May 26, 2016